ACQUISITIONS AND DISPOSITION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				2 Months Ended	12 Months Ended			19 Months Ended
	Dec. 01, 2023	Nov. 16, 2023	May 25, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Health Insurance Business
Business Acquisition [Line Items]
Business percent disposed	100.00%
Sold | Health Insurance Business
Business Acquisition [Line Items]
Cash proceeds	$ 79
Carrying value	36
Account transaction and other costs	10
Pre-tax gain on the sale	$ 33
Argo Group International Holdings
Business Acquisition [Line Items]
Voting interests acquired		100.00%
Share price (in dollars per share)		$ 30
Consideration transferred		$ 1,100
Contributed revenues				$ 191
Contributed net profit				$ 1
Consolidated unaudited pro forma revenue					$ 8,300	$ 6,100
Consolidated unaudited pro forma net profit (loss)					$ 587	326
Deferred gain on bargain purchase		51
Acquisition costs		$ 13
American National
Business Acquisition [Line Items]
Voting interests acquired			100.00%
Share price (in dollars per share)			$ 190
Consideration transferred			$ 5,100
Contributed revenues								$ 2,300
Contributed net profit								$ 324
Consolidated unaudited pro forma revenue						5,800	$ 5,400
Consolidated unaudited pro forma net profit (loss)						$ 634	$ 588
Adjustment to property and equipment			37
Adjustment to value of business acquired			16
Increase in goodwill			19
Decrease to future policy benefits			$ 29